SCHEDULE OF OTHER CURRENT ASSETS (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred cost of goods sold	$ 26,464	$ 647
Less: allowance for doubtful accounts
Deferred cost of goods sold, net balance	26,464	647
Other asset
Total	$ 26,464	$ 647	$ 17,562